Notes to the Balance Sheet - Summary of Depreciation of Right-of-Use Assets (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Depreciation Expense [Line Items]
Depreciation, right-of-use assets	€ 3,648	€ 3,586	€ 2,805
Cost Of Sales [Member]
Depreciation Expense [Line Items]
Depreciation, right-of-use assets	221	98	100
Research and development [member]
Depreciation Expense [Line Items]
Depreciation, right-of-use assets	1,636	1,991	1,985
Selling [member]
Depreciation Expense [Line Items]
Depreciation, right-of-use assets	79	145	123
General and administrative [member]
Depreciation Expense [Line Items]
Depreciation, right-of-use assets	€ 1,711	€ 1,352	€ 597